Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
MyDestination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2045 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current acquired fund fees and expenses based on the Fund’s target allocations among the Select Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund pursues its objective by investing in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.
  Over time, the allocation to asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until approximately 12 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during the investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.
  The Adviser uses the following glide path to allocate the Fund’s assets.
  At the Target Date, the Fund’s allocation to stocks will be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 12 years after its Target Date, when its allocation to stocks will remain fixed at approximately 36% of its assets and the majority of the remainder will be invested in bonds with allocations to real assets and alternative investments.
  The asset classes in which the Fund may invest through the Select Funds generally are divided into:
  Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets),
  Fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities and short-term investments such as money market instruments),
  Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies), and
  Alternative investments (such as short sales of stocks, equity index options, forward currency exchange contracts, equity swap agreements and other derivative instruments).
The Fund is not limited with respect to the maturity, duration or credit quality of the fixed-income securities in which it invests. The Fund may hold cash or invest in short-term paper and other short-term investments, as deemed appropriate by the Adviser.
  The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.
  The Fund and the Select Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
  Because the Fund invests in Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Interest rates across U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund invests in Select Funds that invest in fixed-income securities with longer durations (e.g., greater than seven years), the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund invests in Select Funds that invest in derivatives, it is exposed to derivatives risk. Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally-cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
  Because the Fund invests in Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general.
  Because the Fund invests in Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund invests in Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.
  To the extent the Fund invests in Select Funds that invest in alternative investments, the Fund will be subject to the risks associated with such investments. Alternative investments use a different approach to investing than do traditional investments (stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectations. Alternative investments can be highly volatile, are often less liquid, particularly in periods of stress, are generally more complex and less transparent and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager’s experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.
  In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The BofA Merrill Lynch 1-3 Year US Treasury Index, Bloomberg Barclays US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests.

The Institutional Class commenced operations on May 1, 2017, and therefore, no returns are shown for the Institutional Class. The performance in the bar chart and table is that of the Investor Class. The returns of the Institutional Class will be substantially similar to those presented because the shares are invested in the same portfolio of securities and the average annual total return will differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically will be lower than that of the Institutional Class.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to May 1, 2017, the Fund had a different glide path and asset class allocations. Updated performance information is available on the Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class commenced operations on May 1, 2017, and therefore, no returns are shown for the Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The BofA Merrill Lynch 1-3 Year US Treasury Index, Bloomberg Barclays US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 19.43% 6/2009	Worst Quarter: (24.19)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
MyDestination 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,049
MyDestination 2045 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual Fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	$ 1,316
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	(40.29%)
2009	rr_AnnualReturn2009	30.71%
2010	rr_AnnualReturn2010	16.80%
2011	rr_AnnualReturn2011	(3.63%)
2012	rr_AnnualReturn2012	16.60%
2013	rr_AnnualReturn2013	23.44%
2014	rr_AnnualReturn2014	2.23%
2015	rr_AnnualReturn2015	(4.46%)
2016	rr_AnnualReturn2016	8.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
One Year	rr_AverageAnnualReturnYear01	8.45%
Five Years	rr_AverageAnnualReturnYear05	8.80%
Ten Years	rr_AverageAnnualReturnYear10	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2045 Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.45%	[3]
Five Years	rr_AverageAnnualReturnYear05	6.81%	[3]
Ten Years	rr_AverageAnnualReturnYear10	2.17%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[3]
MyDestination 2045 Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.60%	[3]
Five Years	rr_AverageAnnualReturnYear05	6.74%	[3]
Ten Years	rr_AverageAnnualReturnYear10	2.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006	[3]
MyDestination 2045 Fund | BofA Merrill Lynch 1-3 Year US Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.89%
Five Years	rr_AverageAnnualReturnYear05	0.57%
Ten Years	rr_AverageAnnualReturnYear10	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2045 Fund | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.65%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2045 Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.74%
Five Years	rr_AverageAnnualReturnYear05	14.67%
Ten Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2045 Fund | MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.50%
Five Years	rr_AverageAnnualReturnYear05	5.00%
Ten Years	rr_AverageAnnualReturnYear10	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
MyDestination 2045 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.90%
Five Years	rr_AverageAnnualReturnYear05	9.71%
Ten Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% for the Institutional Class and 0.40% for the Investor Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2018. The Adviser and/or its affiliates have also agreed to waive shareholder service fees attributable to the Fund’s investment in the Global Natural Resources Equity Fund through April 30, 2018. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation in place during the year in which the waiver or reimbursement was originally incurred, or the Fund’s expense limitation at the time of the repayment, whichever is lower. The contractual waivers and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.
[2]	The expense information in the table has been restated to reflect current acquired fund fees and expenses based on the Fund’s target allocations among the Select Funds.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).